Acquisition- Related Expenses (Details) - SanDisk [Member] - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Jul. 01, 2016	Apr. 03, 2015	Jan. 02, 2015	Jul. 01, 2016
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs	$ 116	$ 16	$ 27
Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs				$ 98
Accelerated Equity Awards [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs				30
Accelerated Equity Awards [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs				24
Accelerated Equity Awards [Member] | Research and Development Expense [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs				6
Employee Severance [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs				$ 31